Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Stockholders' Equity [Abstract]
Release of vested RRP Shares (in shares)	8,544	8,546
Cash dividends declared (in dollars per share)	$ 0.190	$ 0.155